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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
July 31, 2011

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

MEMBERS Mutual Funds | July 31, 2011

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 60.0%
Franklin Floating Rate Daily Access Fund Advisor Class		328,028	$3,001,459
Madison Mosaic Institutional Bond Fund (A)		350,948	3,892,017
MEMBERS Bond Fund Class Y (A)		707,495	7,372,097
MEMBERS High Income Fund Class Y (A)		531,125	3,755,057
PIMCO Investment Grade Corporate Bond Fund Institutional Class		547,441	5,917,840
PIMCO Total Return Fund Institutional Class		534,644	5,934,547

			29,873,017
Foreign Bond Funds - 6.6%
Templeton Global Bond Fund Advisor Class		233,957	3,275,399
Foreign Stock Funds - 8.3%
IVA Worldwide Fund		159,811	2,772,728
MEMBERS International Stock Fund Class Y (A)		123,049	1,370,765

			4,143,493
Money Market Funds - 2.8%
State Street Institutional U.S. Government Money Market Fund		1,386,817	1,386,817
Stock Funds - 22.5%
Calamos Growth and Income Fund Class I		54,467	1,740,228
Madison Mosaic Disciplined Equity Fund (A)		268,577	3,478,068
MEMBERS Equity Income Fund Class Y (A)		123,232	1,233,556
MEMBERS Large Cap Growth Fund Class Y (A)		125,590	2,078,515
MEMBERS Large Cap Value Fund Class Y (A)		214,731	2,692,725

			11,223,092

TOTAL INVESTMENTS - 100.2% ( Cost $47,032,318 )			49,901,818
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(112,318)

TOTAL NET ASSETS - 100.0%			$49,789,500

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 36.5%
Franklin Floating Rate Daily Access Fund Advisor Class		524,499	$4,799,167
Madison Mosaic Institutional Bond Fund (A)		441,727	4,898,752
MEMBERS Bond Fund Class Y (A)		1,030,805	10,740,986
MEMBERS High Income Fund Class Y (A)		1,282,527	9,067,469
PIMCO Investment Grade Corporate Bond Fund Institutional Class		664,367	7,181,812
PIMCO Total Return Fund Institutional Class		606,765	6,735,090

			43,423,276
Foreign Bond Funds - 4.8%
Templeton Global Bond Fund Advisor Class		409,216	5,729,026
Foreign Stock Funds - 12.3%
IVA Worldwide Fund Class I		339,583	5,891,766
Matthews Asian Growth and Income Fund Institutional Shares		69,762	1,265,484
MEMBERS International Stock Fund Class Y (A)		674,158	7,510,117

			14,667,367
Money Market Funds - 2.0%
State Street Institutional U.S. Government Money Market Fund		2,325,078	2,325,078
Stock Funds - 44.6%
Calamos Growth and Income Fund Class I		73,889	2,360,740
Madison Mosaic Disciplined Equity Fund (A)		781,020	10,114,208
MEMBERS Equity Income Fund Class Y (A)		351,549	3,519,010
MEMBERS Large Cap Growth Fund Class Y (A)		607,061	10,046,860
MEMBERS Large Cap Value Fund Class Y (A)		796,349	9,986,222
MEMBERS Mid Cap Fund Class Y * (A)		515,562	3,500,669
MEMBERS Small Cap Fund Class Y (A)		295,478	3,344,812
T Rowe Price New Era Fund		34,058	1,821,756
Yacktman Fund/The		475,523	8,288,363

			52,982,640

TOTAL INVESTMENTS - 100.2% ( Cost $109,988,377 )			119,127,387
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(217,435)

TOTAL NET ASSETS - 100.0%			$118,909,952

*	Non-income producing.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Aggressive Allocation Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 8.8%
MEMBERS High Income Fund Class Y (A)		312,201	$2,207,262
PIMCO Investment Grade Corporate Bond Fund Institutional Class		143,444	1,550,625

			3,757,887
Foreign Bond Funds - 2.7%
Templeton Global Bond Fund Advisor Class		82,227	1,151,179
Foreign Stock Funds - 21.9%
IVA Worldwide Fund Class I		276,955	4,805,178
Matthews Asian Growth and Income Fund Institutional Shares		36,346	659,312
MEMBERS International Stock Fund Class Y (A)		349,961	3,898,568

			9,363,058
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund		1,137,392	1,137,392
Stock Funds - 64.2%
Calamos Growth and Income Fund Class I		31,214	997,275
Hussman Strategic Growth Fund		76,009	924,266
Madison Mosaic Disciplined Equity Fund (A)		425,453	5,509,612
MEMBERS Equity Income Fund Class Y (A)		121,158	1,212,788
MEMBERS Large Cap Growth Fund Class Y (A)		245,899	4,069,628
MEMBERS Large Cap Value Fund Class Y (A)		340,334	4,267,787
MEMBERS Mid Cap Fund Class Y * (A)		402,522	2,733,126
MEMBERS Small Cap Fund Class Y (A)		130,330	1,475,331
T Rowe Price New Era Fund		28,776	1,539,251
Yacktman Fund/The		270,831	4,720,586

			27,449,650

TOTAL INVESTMENTS - 100.2% ( Cost $38,629,743 )			42,859,166
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(96,827)

TOTAL NET ASSETS - 100.0%			$42,762,339

*	Non-income producing.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.2%
Fannie Mae (A) - 29.7%
0.040%, 8/2/11	$450,000	$450,000
0.085%, 8/24/11	550,000	549,970
0.050%, 9/14/11	100,000	99,994
0.050%, 9/27/11	350,000	349,972
0.040%, 10/5/11	1,200,000	1,199,922
0.080%, 10/12/11	800,000	799,876
0.120%, 10/19/11	600,000	599,842

		4,049,576
Federal Home Loan Bank (A) - 26.1%
0.030%, 8/2/11	400,000	399,999
0.030%, 8/4/11	400,000	399,999
0.060%, 8/9/11	400,000	399,995
0.030%, 8/12/11	600,000	599,994
0.055%, 8/17/11	300,000	299,993
0.075%, 8/26/11	500,000	499,974
0.050%, 9/1/11	100,000	99,996
0.050%, 9/6/11	300,000	299,985
0.150%, 9/12/11	350,000	349,939
0.130%, 9/20/11	100,000	99,982
0.030%, 9/28/11	100,000	99,995

		3,549,851
Freddie Mac (A) - 31.4%
0.060%, 8/15/11	500,000	499,988
0.055%, 8/17/11	475,000	474,988
0.085%, 8/29/11	500,000	499,967
0.080%, 9/8/11	250,000	249,979
0.060%, 9/12/11	100,000	99,993
0.080%, 9/13/11	100,000	99,991
0.050%, 9/19/11	300,000	299,980
0.050%, 9/26/11	300,000	299,977
0.030%, 9/29/11	400,000	399,980
0.040%, 10/3/11	200,000	199,986
0.040%, 10/6/11	1,150,000	1,149,916

		4,274,745
U.S. Treasury Bills (A) - 7.0%
0.010%, 8/25/11	950,000	949,992

Total U.S. Government and Agency Obligations ( Cost $12,824,164 )		12,824,164
	Shares
INVESTMENT COMPANY - 4.7%
State Street Institutional U.S. Government Money Market Fund	636,712	636,712

Total Investment Company ( Cost $636,712 )		636,712

TOTAL INVESTMENTS - 98.9% ( Cost $13,460,876 )		13,460,876
NET OTHER ASSETS AND LIABILITIES - 1.1%		146,201

TOTAL NET ASSETS - 100.0%		$13,607,077

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$64,040	$65,899
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		670,000	706,736
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		1,500,000	1,514,556

Total Asset Backed Securities ( Cost $2,229,047 )			2,287,191
CORPORATE NOTES AND BONDS - 19.7%
Consumer Discretionary - 2.8%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		750,000	965,329
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.125%, 2/15/16		1,000,000	1,034,969
DR Horton Inc., 5.25%, 2/15/15		215,000	218,763
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		575,000	634,858
McDonald's Corp., 5%, 2/1/19		1,000,000	1,135,561
Time Warner Cable Inc., 8.25%, 2/14/14		1,000,000	1,163,723

			5,153,203
Consumer Staples - 2.8%
Campbell Soup Co., 4.5%, 2/15/19		1,000,000	1,083,407
PepsiCo Inc., 4.65%, 2/15/13		215,000	228,155
PepsiCo Inc., 7.9%, 11/1/18		1,000,000	1,316,627
Walgreen Co., 5.25%, 1/15/19		1,000,000	1,145,393
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		1,240,000	1,268,626

			5,042,208
Energy - 1.0%
Hess Corp., 7.875%, 10/1/29		240,000	310,353
Transocean Inc. (E), 6%, 3/15/18		850,000	968,423
Valero Energy Corp., 7.5%, 4/15/32		450,000	530,722

			1,809,498
Financials - 2.7%
Caterpillar Financial Services Corp., 7.05%, 10/1/18		1,250,000	1,558,195
Goldman Sachs Group Inc./The, 5.7%, 9/1/12		750,000	786,989
HCP Inc., 6.7%, 1/30/18		490,000	560,378
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17		520,000	52
Simon Property Group L.P., 5.875%, 3/1/17		270,000	310,965
Swiss Re Solutions Holding Corp., 7%, 2/15/26		290,000	327,956
UBS AG/Stamford CT (E), 5.75%, 4/25/18		250,000	273,822
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		500,000	559,656
Wells Fargo & Co., 5.25%, 10/23/12		485,000	510,800

			4,888,813
Health Care - 1.5%
Eli Lilly & Co., 6.57%, 1/1/16		500,000	597,069
Genentech Inc., 5.25%, 7/15/35		325,000	337,929
Johnson & Johnson, 2.95%, 9/1/20		1,000,000	991,873
Merck & Co. Inc., 5.75%, 11/15/36		500,000	563,777
Wyeth, 6.5%, 2/1/34		230,000	276,385

			2,767,033
Industrials - 2.3%
Boeing Co./The, 8.625%, 11/15/31		240,000	334,885
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		285,000	368,350
EI du Pont de Nemours & Co., 5%, 1/15/13		35,000	37,174
General Electric Co., 5%, 2/1/13		800,000	848,099
Honeywell International Inc., 3.875%, 2/15/14		1,000,000	1,078,534
Lockheed Martin Corp., 7.65%, 5/1/16		270,000	336,793
Norfolk Southern Corp., 5.59%, 5/17/25		359,000	399,518
Norfolk Southern Corp., 7.05%, 5/1/37		390,000	496,500
Waste Management Inc., 7.125%, 12/15/17		235,000	283,829

			4,183,682
Information Technology - 1.3%
Cisco Systems Inc., 5.5%, 2/22/16		400,000	462,743
Hewlett-Packard Co., 6.125%, 3/1/14		1,000,000	1,126,265
Xerox Corp., 6.875%, 8/15/11		660,000	661,384

			2,250,392
Materials - 0.5%
Westvaco Corp., 8.2%, 1/15/30		325,000	364,422
Weyerhaeuser Co., 7.375%, 3/15/32		500,000	537,548

			901,970
Telecommunication Services - 3.4%
AT&T Inc., 4.85%, 2/15/14		1,500,000	1,632,273
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18		1,500,000	1,995,127
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		525,000	753,541
Rogers Communications Inc. (E), 6.25%, 6/15/13		455,000	497,956
Verizon Communications Inc., 8.75%, 11/1/18		1,000,000	1,340,665

			6,219,562
Utilities - 1.4%
Interstate Power & Light Co., 6.25%, 7/15/39		535,000	615,804
Sierra Pacific Power Co., Series M, 6%, 5/15/16		650,000	753,907
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		215,000	227,294
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	913,922

			2,510,927

Total Corporate Notes and Bonds ( Cost $32,102,162 )			35,727,288
MORTGAGE BACKED SECURITIES - 13.1%
Fannie Mae - 11.4%
4%, 4/1/15 Pool # 255719		277,013	285,957
5.5%, 4/1/16 Pool # 745444		209,632	225,977
6%, 5/1/16 Pool # 582558		15,807	17,177
5.5%, 2/1/18 Pool # 673194		202,792	220,138
5%, 5/1/20 Pool # 813965		335,991	363,590
4.5%, 9/1/20 Pool # 835465		377,426	404,613
6%, 5/1/21 Pool # 253847		32,309	35,191
4.5%, 4/1/23 Pool # 974401		1,070,094	1,143,495
4.5%, 6/1/23 Pool # 984075		617,555	658,179
7%, 12/1/29 Pool # 762813		24,282	27,913
7%, 11/1/31 Pool # 607515		29,965	34,756
6.5%, 3/1/32 Pool # 631377		198,694	225,229
7%, 4/1/32 Pool # 641518		2,156	2,497
7%, 5/1/32 Pool # 644591		16,788	19,472
6.5%, 6/1/32 Pool # 545691		399,914	453,322
6%, 12/1/32 Pool # 676552		125,625	139,884
5.5%, 4/1/33 Pool # 690206		922,671	1,007,688
5%, 10/1/33 Pool # 254903		473,123	507,800
5.5%, 11/1/33 Pool # 555880		605,402	661,185
5%, 5/1/34 Pool # 775604		67,244	72,151
5%, 5/1/34 Pool # 780890		216,489	232,289
5%, 6/1/34 Pool # 255230		109,926	117,949
5.5%, 6/1/34 Pool # 780384		841,457	918,729
7%, 7/1/34 Pool # 792636		16,952	19,748
5.5%, 8/1/34 Pool # 793647		146,874	160,408
5.5%, 3/1/35 Pool # 815976		736,220	803,827
5.5%, 7/1/35 Pool # 825283		336,143	367,012
5%, 8/1/35 Pool # 829670		472,491	506,826
5.5%, 8/1/35 Pool # 826872		184,392	201,282
5%, 9/1/35 Pool # 820347		447,840	483,603
5%, 9/1/35 Pool # 835699		409,582	442,289
5%, 10/1/35 Pool # 797669		486,115	523,111
5.5%, 10/1/35 Pool # 836912		348,753	380,670
5%, 11/1/35 Pool # 844504		450,737	485,041
5%, 11/1/35 Pool # 844809		377,100	404,503
5%, 12/1/35 Pool # 850561		386,580	414,672
6%, 7/1/36 Pool # 870749		445,876	493,701
6%, 11/1/36 Pool # 902510		478,710	533,048
5.5%, 2/1/37 Pool # 905140		444,263	485,060
5.5%, 5/1/37 Pool # 899323		328,964	358,351
5.5%, 5/1/37 Pool # 928292		672,391	734,137
6%, 10/1/37 Pool # 947563		506,560	564,059
6.5%, 12/1/37 Pool # 889072		793,953	887,083
5%, 4/1/38 Pool # 257160		1,016,628	1,086,533
5.5%, 7/1/38 Pool # 986805		345,252	374,583
5.5%, 7/1/38 Pool # 986973		637,061	695,762
5%, 8/1/38 Pool # 988934		725,773	778,059
6.5%, 8/1/38 Pool # 987711		690,363	770,479

			20,729,028
Freddie Mac - 1.6%
5%, 5/1/18 Pool # E96322		210,025	227,113
8%, 6/1/30 Pool # C01005		3,363	4,000
7%, 3/1/31 Pool # C48133		7,929	9,209
6.5%, 1/1/32 Pool # C62333		60,396	68,927
5%, 7/1/33 Pool # A11325		1,124,573	1,206,293
6%, 10/1/34 Pool # A28439		97,708	108,374
6%, 10/1/34 Pool # A28598		55,447	61,500
5%, 4/1/35 Pool # A32315		136,619	147,337
5%, 4/1/35 Pool # A32316		119,565	128,945
5.5%, 11/1/37 Pool # A68787		904,984	990,775

			2,952,473
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		11,631	12,700
6.5%, 2/20/29 Pool # 2714		32,068	36,622
6.5%, 4/20/31 Pool # 3068		17,076	19,501

			68,823

Total Mortgage Backed Securities ( Cost $21,693,697 )			23,750,324
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.1%
Fannie Mae - 0.7%
4.625%, 10/15/14		1,095,000	1,223,742
Federal Farm Credit Bank - 0.3%
5.875%, 10/3/16		500,000	598,435
Freddie Mac - 1.8%
4.875%, 11/15/13		2,500,000	2,745,585
4.500%, 1/15/14		400,000	437,282

			3,182,867
U.S. Treasury Bonds - 5.4%
6.625%, 2/15/27		2,905,000	3,986,206
4.500%, 5/15/38		5,500,000	5,880,705

			9,866,911
U.S. Treasury Notes - 54.9%
1.750%, 11/15/11		5,000,000	5,022,460
1.125%, 12/15/11		4,000,000	4,013,752
1.375%, 2/15/12		4,975,000	5,005,706
4.500%, 3/31/12		1,200,000	1,233,890
1.375%, 5/15/12		688,000	693,993
3.125%, 8/31/13		7,425,000	7,846,718
4.000%, 2/15/14		8,850,000	9,642,349
4.250%, 8/15/14		8,360,000	9,285,477
2.375%, 9/30/14		2,000,000	2,109,376
2.250%, 1/31/15		9,000,000	9,469,692
2.500%, 3/31/15		265,000	281,398
4.250%, 8/15/15		5,500,000	6,222,304
2.750%, 11/30/16		5,000,000	5,321,875
3.125%, 1/31/17		3,800,000	4,114,686
2.375%, 7/31/17		2,200,000	2,279,750
4.250%, 11/15/17		4,300,000	4,926,523
2.750%, 2/15/19		7,700,000	7,979,726
3.625%, 8/15/19		2,750,000	3,005,450
3.375%, 11/15/19		5,000,000	5,354,690
2.625%, 11/15/20		5,900,000	5,851,602

			99,661,417

Total U.S. Government and Agency Obligations ( Cost $107,898,041 )			114,533,372
		Shares
INVESTMENT COMPANY - 2.0%
State Street Institutional U.S. Government Money Market Fund		3,676,086	3,676,086

Total Investment Company ( Cost $3,676,086 )			3,676,086

TOTAL INVESTMENTS - 99.1% ( Cost $167,599,033 )			179,974,261
NET OTHER ASSETS AND LIABILITIES - 0.9%			1,600,895

TOTAL NET ASSETS - 100.0%			$181,575,156

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2011.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.0% of total net assets.
(F)	In Default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.7%
Consumer Discretionary - 30.3%
Auto Components – 2.3%
American Axle & Manufacturing Inc., 7.875%, 3/1/17		$1,000,000	$1,021,250
Lear Corp., 8.125%, 3/15/20		500,000	547,500
Tenneco Inc., 8.125%, 11/15/15		350,000	367,500
Visteon Corp. (A), 6.75%, 4/15/19		500,000	490,000

			2,426,250
Automobiles – 1.6%
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		500,000	593,217
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,000,000	1,013,119

			1,606,336
Consumer Finance – 0.5%
Ally Financial Inc., 7.5%, 9/15/20		500,000	525,000
Diversified Consumer Services – 0.2%
Education Management LLC / Education Management Finance Corp., 8.75%, 6/1/14		250,000	255,313
Hotels, Restaurants & Leisure – 3.7%
Boyd Gaming Corp., 7.125%, 2/1/16		300,000	280,500
Felcor Lodging L.P. (A), 6.75%, 6/1/19		750,000	731,250
Isle of Capri Casinos Inc., 7%, 3/1/14		1,000,000	1,000,000
Penn National Gaming Inc., 6.75%, 3/1/15		150,000	153,937
Pinnacle Entertainment Inc., 8.625%, 8/1/17		500,000	543,750
Pinnacle Entertainment Inc., 8.75%, 5/15/20		500,000	535,000
Scientific Games International Inc. (A), 7.875%, 6/15/16		500,000	523,125

			3,767,562
Household Durables – 2.3%
Griffon Corp. (A), 7.125%, 4/1/18		1,000,000	997,500
Jarden Corp., 8%, 5/1/16		500,000	542,500
Jarden Corp., 7.5%, 5/1/17		250,000	261,563
Spectrum Brands Holdings Inc. (A), 9.5%, 6/15/18		500,000	556,250

			2,357,813
Internet & Catalog Retail – 0.8%
QVC Inc. (A), 7.5%, 10/1/19		750,000	826,875
Media – 14.7%
Allbritton Communications Co., 8%, 5/15/18		500,000	513,750
Belo Corp., 8%, 11/15/16		500,000	545,000
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	266,875
Cablevision Systems Corp., 8%, 4/15/20		250,000	273,750
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20		1,000,000	1,097,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	748,125
Cengage Learning Acquisitions Inc. (A), 10.5%, 1/15/15		325,000	277,875
Cenveo Corp., 8.875%, 2/1/18		500,000	483,750
Cumulus Media Inc. (A), 7.75%, 5/1/19		500,000	480,000
DISH DBS Corp., 7.875%, 9/1/19		500,000	549,375
DISH DBS Corp. (A), 6.75%, 6/1/21		1,125,000	1,161,562
EH Holding Corp. (A), 7.625%, 6/15/21		400,000	412,000
Gannett Co. Inc. (A), 7.125%, 9/1/18		1,000,000	1,020,000
Gray Television Inc., 10.5%, 6/29/15		700,000	726,250
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16		300,000	319,500
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		1,000,000	1,070,000
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17		375,000	403,125
Interpublic Group of Cos. Inc./The, 10%, 7/15/17		100,000	118,250
Lamar Media Corp., Series C, 6.625%, 8/15/15		500,000	505,625
LIN Television Corp., 6.5%, 5/15/13		500,000	500,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	516,875
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19		450,000	479,250
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14		130,000	151,125
Nielsen Finance LLC / Nielsen Finance Co. (A), 7.75%, 10/15/18		1,000,000	1,060,000
Viasat Inc., 8.875%, 9/15/16		500,000	525,000
Videotron Ltee (B), 6.875%, 1/15/14		456,000	461,130
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	530,000

			15,195,692
Multiline Retail – 0.3%
Sears Holding Corp. (A), 6.625%, 10/15/18		350,000	319,375
Specialty Retail – 2.9%
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	270,000
Ltd. Brands Inc., 8.5%, 6/15/19		300,000	345,000
Pantry Inc./The, 7.75%, 2/15/14		500,000	501,250
Penske Automotive Group Inc., 7.75%, 12/15/16		980,000	1,024,100
Sally Holdings LLC/Sally Capital Inc., 9.25%, 11/15/14		300,000	312,750
Yankee Acquisition Corp./MA, Series B, 8.5%, 2/15/15		500,000	517,500

			2,970,600
Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	248,750
Iconix Brand Group Inc. (C), 1.875%, 6/30/12		725,000	758,531

			1,007,281
Consumer Staples - 6.4%
ACCO Brands Corp., 10.625%, 3/15/15		250,000	279,062
ACCO Brands Corp., 7.625%, 8/15/15		500,000	505,000
Blue Merger Sub Inc. (A), 7.625%, 2/15/19		1,000,000	1,028,750
Central Garden and Pet Co., 8.25%, 3/1/18		350,000	360,500
Constellation Brands Inc., 7.25%, 5/15/17		400,000	438,000
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	211,750
Ingles Markets Inc., 8.875%, 5/15/17		850,000	913,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		900,000	933,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	526,875
Sealy Mattress Co., 8.25%, 6/15/14		250,000	251,250
Stater Brothers Holdings, 7.75%, 4/15/15		250,000	259,688
SUPERVALU Inc., 8%, 5/1/16		350,000	363,125
Tops Markets LLC, 10.125%, 10/15/15		500,000	533,125

			6,604,625
Energy - 9.3%
AmeriGas Partners L.P./AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	501,250
Chaparral Energy Inc., 8.875%, 2/1/17		500,000	515,000
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	516,250
Complete Production Services Inc., 8%, 12/15/16		750,000	787,500
Continental Resources Inc., 8.25%, 10/1/19		250,000	275,000
El Paso Corp., 7%, 6/15/17		250,000	289,523
El Paso Corp., 7.25%, 6/1/18		1,000,000	1,159,844
Ferrellgas L.P./Ferrellgas Finance Corp., 9.125%, 10/1/17		500,000	536,250
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20		325,000	342,063
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		250,000	262,500
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25		750,000	755,625
Inergy L.P./Inergy Finance Corp., 7%, 10/1/18		250,000	255,000
Inergy L.P./Inergy Finance Corp. (A), 6.875%, 8/1/21		500,000	502,500
Precision Drilling Corp. (A), 6.5%, 12/15/21		750,000	765,000
Range Resources Corp., 7.25%, 5/1/18		500,000	533,750
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	530,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21		750,000	780,000
Unit Corp., 6.625%, 5/15/21		250,000	255,013

			9,562,068
Financials - 3.4%
CIT Group Inc., 7%, 5/2/16		650,000	651,625
CIT Group Inc., 7%, 5/2/17		750,000	751,875
MPT Operating Partnership L.P./MPT Finance Corp. (A), 6.875%, 5/1/21		500,000	490,000
Nuveen Investments Inc., 10.5%, 11/15/15		975,000	1,016,438
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18		500,000	571,250

			3,481,188
Health Care - 9.6%
Biomet Inc., 10%, 10/15/17		500,000	545,000
Biomet Inc., 11.625%, 10/15/17		1,000,000	1,101,250
DaVita Inc., 6.375%, 11/1/18		500,000	510,625
Endo Pharmaceuticals Holdings Inc. (A), 7%, 12/15/20		800,000	834,000
Endo Pharmaceuticals Holdings Inc. (A), 7.25%, 1/15/22		750,000	787,500
HCA Inc., 6.5%, 2/15/20		300,000	304,500
HCA Inc., 7.5%, 2/15/22		650,000	659,750
Hologic Inc. (C) (D), 2%, 12/15/37		850,000	817,062
MedAssets Inc. (A), 8%, 11/15/18		500,000	505,000
Service Corp. International/US, 6.75%, 4/1/16		500,000	540,000
Service Corp. International/US, 7.625%, 10/1/18		250,000	278,750
Tenet Healthcare Corp., 8%, 8/1/20		1,000,000	1,020,000
Valeant Pharmaceuticals International (A), 7%, 10/1/20		1,000,000	965,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		1,000,000	1,026,250

			9,894,687
Industrials - 13.2%
Affinion Group Inc., 11.5%, 10/15/15		750,000	770,625
ARAMARK Corp., 8.5%, 2/1/15		1,000,000	1,040,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18		250,000	270,938
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	515,625
Bristow Group Inc., 7.5%, 9/15/17		250,000	261,875
FTI Consulting Inc., 7.75%, 10/1/16		350,000	364,000
Gulfmark Offshore Inc. (E), 7.75%, 7/15/14		200,000	201,750
Hertz Corp./The, 8.875%, 1/1/14		23,000	23,604
Hertz Corp./The (A), 6.75%, 4/15/19		250,000	250,000
Hornbeck Offshore Services Inc., Series B, 6.125%, 12/1/14		500,000	500,000
Mac-Gray Corp., 7.625%, 8/15/15		350,000	357,000
Moog Inc., 7.25%, 6/15/18		500,000	531,250
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18		500,000	546,250
RBS Global Inc./Rexnord LLC, 8.5%, 5/1/18		500,000	540,000
RR Donnelley & Sons Co., 7.25%, 5/15/18		1,000,000	1,030,000
RSC Equipment Rental Inc./RSC Holdings III LLC, 9.5%, 12/1/14		811,000	840,399
RSC Equipment Rental Inc./RSC Holdings III LLC, 8.25%, 2/1/21		250,000	258,125
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15		750,000	789,375
Terex Corp., 8%, 11/15/17		550,000	560,312
Texas Industries Inc., 9.25%, 8/15/20		400,000	393,500
Trinity Industries Inc. (C), 3.875%, 6/1/36		1,000,000	990,000
United Rentals North America Inc., 10.875%, 6/15/16		250,000	286,562
United Rentals North America Inc., 9.25%, 12/15/19		700,000	783,125
United Rentals North America Inc., 8.375%, 9/15/20		500,000	520,000
USG Corp. (D), 9.75%, 1/15/18		500,000	481,250
West Corp./Old, 11%, 10/15/16		500,000	530,625

			13,636,190
Information Technology - 4.8%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		77,000	78,348
Advanced Micro Devices Inc., 8.125%, 12/15/17		550,000	584,375
Alcatel-Lucent USA Inc., Series B (C) (D), 2.875%, 6/15/25		225,000	218,250
Buccaneer Merger Sub Inc. (A), 9.125%, 1/15/19		1,000,000	1,046,250
Equinix Inc., 7%, 7/15/21		500,000	520,000
General Cable Corp. (C), 0.875%, 11/15/13		450,000	471,937
Linear Technology Corp., Series A (C), 3%, 5/1/27		450,000	466,875
SanDisk Corp. (C), 1%, 5/15/13		650,000	628,062
SunGard Data Systems Inc., 10.25%, 8/15/15		400,000	415,000
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	507,500

			4,936,597
Materials - 11.7%
Alpha Natural Resources Inc., 6.25%, 6/1/21		1,250,000	1,293,750
Arch Coal Inc., 8.75%, 8/1/16		500,000	555,000
Arch Coal Inc., 7.25%, 10/1/20		1,000,000	1,046,250
Arch Western Finance LLC, 6.75%, 7/1/13		213,000	214,331
Calcipar S.A. (A) (B), 6.875%, 5/1/18		500,000	503,750
Consol Energy Inc., 8.25%, 4/1/20		1,000,000	1,112,500
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17		1,000,000	1,082,500
Ferro Corp., 7.875%, 8/15/18		500,000	526,250
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		1,000,000	1,036,250
Graphic Packaging International Inc., 9.5%, 6/15/17		500,000	553,750
Greif Inc., 6.75%, 2/1/17		250,000	263,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		250,000	265,000
Huntsman International LLC, 5.5%, 6/30/16		500,000	495,000
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,037,500
Lyondell Chemical Co. (A), 8%, 11/1/17		403,000	455,390
Reynolds Group Holdings Ltd. (A) (B), 8.25%, 2/15/21		500,000	461,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 8.75%, 5/15/18		250,000	240,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19		250,000	248,750
Rock-Tenn Co., 9.25%, 3/15/16		250,000	270,313
Steel Dynamics Inc., 7.375%, 11/1/12		350,000	369,687

			12,030,971
Telecommunication Services - 6.3%
CommScope Inc. (A), 8.25%, 1/15/19		500,000	520,000
Frontier Communications Corp., 8.5%, 4/15/20		1,000,000	1,097,500
Nextel Communications Inc., Series D, 7.375%, 8/1/15		500,000	500,000
PAETEC Holding Corp., 8.875%, 6/30/17		500,000	537,500
Qwest Communications International Inc., 7.5%, 2/15/14		385,000	390,775
Qwest Communications International Inc., Series B, 7.5%, 2/15/14		350,000	355,250
Qwest Communications International Inc., 7.125%, 4/1/18		500,000	535,000
tw telecom holdings, Inc., 8%, 3/1/18		500,000	536,250
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17		200,000	221,750
Windstream Corp., 7.875%, 11/1/17		1,000,000	1,068,750
Windstream Corp., 7%, 3/15/19		250,000	254,375
Windstream Corp., 7.75%, 10/15/20		500,000	530,000

			6,547,150
Utilities - 2.7%
AES Corp./The, 8%, 6/1/20		250,000	270,000
Calpine Corp. (A), 7.25%, 10/15/17		500,000	512,500
Calpine Corp. (A), 7.5%, 2/15/21		500,000	517,500
GenOn Energy Inc., 7.875%, 6/15/17		250,000	251,250
Mirant Americas Generation LLC, 8.5%, 10/1/21		500,000	510,000
NRG Energy Inc., 8.25%, 9/1/20		725,000	746,750

			2,808,000

Total Corporate Notes and Bonds ( Cost $94,956,302 )			100,759,573
		Shares
PREFERRED STOCK - 0.7%
Information Technology - 0.7%
Lucent Technologies Capital Trust I		675	661,163

Total Preferred Stocks ( Cost $664,438 )			661,163
INVESTMENT COMPANY - 2.3%
State Street Institutional U.S. Government Money Market Fund		2,422,328	2,422,328

Total Investment Company ( Cost $2,422,328 )			2,422,328

TOTAL INVESTMENTS - 100.7% ( Cost $98,043,068 )			103,843,064
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(738,798)

TOTAL NET ASSETS - 100.0%			$103,104,266

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.3% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2011.
(E)	Illiquid security.

PIK	Payment in Kind.
ULC	Unlimited Limited Company

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 53.8%
Consumer Discretionary - 4.0%
McDonald's Corp.		11,000	$951,280
Omnicom Group Inc.		16,000	750,720
Target Corp.		15,000	772,350
Time Warner Inc.		15,500	544,980
VF Corp.		5,000	584,000

			3,603,330
Consumer Staples - 8.3%
Altria Group Inc.		19,500	512,850
Coca-Cola Co./The		15,500	1,054,155
Diageo PLC, ADR		6,800	552,432
Kraft Foods Inc., Class A		39,551	1,359,763
PepsiCo Inc.		20,500	1,312,820
Philip Morris International Inc.		15,000	1,067,550
Procter & Gamble Co./The		16,500	1,014,585
Sysco Corp.		18,500	565,915

			7,440,070
Energy - 6.7%
Chevron Corp.		21,500	2,236,430
ConocoPhillips		26,000	1,871,740
Ensco PLC, ADR		12,500	665,625
Marathon Oil Corp.		11,500	356,155
Marathon Petroleum Corp.		5,750	251,793
Spectra Energy Corp.		25,000	675,500

			6,057,243
Financials - 7.8%
Axis Capital Holdings Ltd.		21,000	669,270
Bank of New York Mellon Corp./The		25,500	640,305
M&T Bank Corp.		6,000	517,440
Northern Trust Corp.		10,000	449,050
PartnerRe Ltd.		8,000	534,560
Travelers Cos. Inc./The		22,000	1,212,860
US Bancorp		52,000	1,355,120
Wells Fargo & Co.		37,000	1,033,780
Willis Group Holdings PLC		14,000	573,160

			6,985,545
Health Care - 8.5%
Johnson & Johnson		30,200	1,956,658
Medtronic Inc.		25,000	901,250
Merck & Co. Inc.		50,000	1,706,500
Novartis AG, ADR		18,000	1,101,600
Pfizer Inc.		102,062	1,963,673

			7,629,681
Industrials - 6.5%
3M Co.		12,500	1,089,250
Boeing Co./The		7,500	528,525
Emerson Electric Co.		10,000	490,900
Illinois Tool Works Inc.		19,000	946,200
Lockheed Martin Corp.		10,200	772,446
Norfolk Southern Corp.		8,200	620,740
United Parcel Service Inc., Class B		7,500	519,150
Waste Management Inc.		27,500	865,975

			5,833,186
Information Technology - 6.8%
Broadridge Financial Solutions Inc.		31,500	726,390
Intel Corp.		73,600	1,643,488
International Business Machines Corp.		4,900	891,065
Linear Technology Corp.		20,000	586,000
Microsoft Corp.		55,000	1,507,000
Paychex Inc.		26,500	748,095

			6,102,038
Materials - 1.4%
Air Products & Chemicals Inc.		9,500	842,935
Nucor Corp.		11,000	427,790

			1,270,725
Telecommunication Service - 1.9%
AT&T Inc.		58,992	1,726,106
Utilities - 1.9%
Exelon Corp.		24,000	1,057,680
FirstEnergy Corp.		13,600	607,240

			1,664,920

Total Common Stocks ( Cost $42,434,080 )			48,312,844
		Par Value
ASSET BACKED SECURITIES - 1.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$98,971	101,844
CarMax Auto Owner Trust, Series 2007-2, Class B, 5.37%, 3/15/13		525,000	526,007
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		465,000	490,495

Total Asset Backed Securities ( Cost $1,091,699 )			1,118,346
CORPORATE NOTES AND BONDS - 17.0%
Consumer Discretionary - 2.1%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		750,000	965,329
DR Horton Inc., 5.25%, 2/15/15		130,000	132,275
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		325,000	358,833
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		400,000	431,000

			1,887,437
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31		475,000	570,676
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		280,000	286,464

			857,140
Energy - 0.7%
Hess Corp., 7.875%, 10/1/29		150,000	193,970
Transocean Inc. (D), 7.5%, 4/15/31		400,000	477,223

			671,193
Financials - 3.3%
HCP Inc., 6.7%, 1/30/18		335,000	383,116
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17		410,000	41
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12		600,000	623,107
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		600,000	625,987
Simon Property Group L.P., 5.875%, 3/1/17		140,000	161,241
Swiss Re Solutions Holding Corp., 7%, 2/15/26		210,000	237,486
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		500,000	559,655
Wells Fargo & Co., 5.25%, 10/23/12		330,000	347,555

			2,938,188
Health Care - 2.5%
Amgen Inc., 5.85%, 6/1/17		1,050,000	1,243,494
Eli Lilly & Co., 6.57%, 1/1/16		300,000	358,241
Genentech Inc., 5.25%, 7/15/35		195,000	202,758
Merck & Co. Inc., 5.75%, 11/15/36		220,000	248,062
Wyeth, 6.5%, 2/1/34		150,000	180,251

			2,232,806
Industrials - 1.4%
Boeing Co./The, 8.625%, 11/15/31		150,000	209,303
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		175,000	226,180
Norfolk Southern Corp., 5.59%, 5/17/25		239,000	265,975
Norfolk Southern Corp., 7.05%, 5/1/37		260,000	331,000
Waste Management Inc., 7.125%, 12/15/17		150,000	181,167

			1,213,625
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		240,000	277,646
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30		175,000	196,227
Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		415,000	595,656
Rogers Communications Inc. (D), 6.25%, 6/15/13		315,000	344,739

			940,395
Utilities - 4.5%
Interstate Power & Light Co., 6.25%, 7/15/39		175,000	201,431
MidAmerican Energy Co., 5.65%, 7/15/12		1,000,000	1,048,215
Nevada Power Co., Series R, 6.75%, 7/1/37		400,000	489,845
Sierra Pacific Power Co., Series M, 6%, 5/15/16		126,000	146,142
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		500,000	550,760
Westar Energy Inc., 6%, 7/1/14		600,000	665,731
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	913,922

			4,016,046

Total Corporate Notes and Bonds ( Cost $14,073,885 )			15,230,703
MORTGAGE BACKED SECURITIES - 10.3%
Fannie Mae - 8.8%
4%, 4/1/15 Pool # 255719		99,551	102,766
5.5%, 4/1/16 Pool # 745444		133,694	144,118
6%, 5/1/16 Pool # 582558		23,710	25,766
5%, 12/1/17 Pool # 672243		297,585	321,750
5%, 5/1/20 Pool # 813965		274,902	297,483
4.5%, 9/1/20 Pool # 835465		377,426	404,612
6%, 5/1/21 Pool # 253847		45,232	49,268
7%, 12/1/29 Pool # 762813		15,452	17,763
7%, 11/1/31 Pool # 607515		29,965	34,756
7%, 5/1/32 Pool # 644591		26,860	31,155
5.5%, 10/1/33 Pool # 254904		308,025	336,408
5%, 5/1/34 Pool # 782214		15,752	16,901
5%, 6/1/34 Pool # 255230		268,996	288,627
7%, 7/1/34 Pool # 792636		10,656	12,413
5.5%, 8/1/34 Pool # 793647		89,836	98,114
5.5%, 3/1/35 Pool # 810075		203,562	222,192
5.5%, 3/1/35 Pool # 815976		451,916	493,415
5%, 8/1/35 Pool # 829670		274,704	294,666
5%, 9/1/35 Pool # 820347		267,133	288,465
5%, 9/1/35 Pool # 835699		254,944	275,303
5%, 10/1/35 Pool # 797669		441,923	475,556
5%, 11/1/35 Pool # 844504		315,516	339,528
5%, 11/1/35 Pool # 844809		239,973	257,411
5%, 12/1/35 Pool # 850561		235,310	252,409
5.5%, 2/1/36 Pool # 851330		105,588	115,284
5.5%, 9/1/36 Pool # 831820		462,036	508,508
6%, 9/1/36 Pool # 831741		162,514	179,607
5.5%, 10/1/36 Pool # 896340		76,832	83,864
5.5%, 10/1/36 Pool # 901723		325,433	353,588
5.5%, 12/1/36 Pool # 902853		395,853	432,328
5.5%, 12/1/36 Pool # 903059		365,180	400,084
5.5%, 12/1/36 Pool # 907512		283,176	308,472
5.5%, 12/1/36 Pool # 907635		419,553	459,654

			7,922,234
Freddie Mac - 1.4%
8%, 6/1/30 Pool # C01005		6,222	7,400
6.5%, 1/1/32 Pool # C62333		90,595	103,390
5%, 7/1/33 Pool # A11325		803,267	861,638
6%, 10/1/34 Pool # A28439		57,425	63,694
6%, 10/1/34 Pool # A28598		32,587	36,145
5%, 4/1/35 Pool # A32315		90,169	97,242
5%, 4/1/35 Pool # A32316		67,678	72,988

			1,242,497
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		7,608	8,307
6.5%, 2/20/29 Pool # 2714		44,895	51,271
6.5%, 4/20/31 Pool # 3068		28,460	32,502

			92,080

Total Mortgage Backed Securities ( Cost $8,505,859 )			9,256,811
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.3%
U.S. Treasury Bond - 1.3%
6.625%, 2/15/27		860,000	1,180,082
U.S. Treasury Notes - 10.0%
4.625%, 12/31/11		1,100,000	1,120,152
1.375%, 5/15/12		375,000	378,267
3.125%, 8/31/13		290,000	306,471
4.000%, 2/15/14		1,150,000	1,252,961
4.250%, 8/15/14		1,575,000	1,749,357
4.250%, 11/15/14		2,000,000	2,233,282
2.500%, 3/31/15		190,000	201,757
4.250%, 8/15/15		60,000	67,880
3.125%, 1/31/17		200,000	216,562
2.375%, 7/31/17		200,000	207,250
4.250%, 11/15/17		1,100,000	1,260,273

			8,994,212

Total U.S. Government and Agency Obligations ( Cost $9,593,284 )			10,174,294
		Shares
INVESTMENT COMPANY - 6.1%
State Street Institutional U.S. Government Money Market Fund		5,469,741	5,469,741

Total Investment Company ( Cost $5,469,741 )			5,469,741

TOTAL INVESTMENTS - 99.8% ( Cost $81,168,548 )			89,562,739
NET OTHER ASSETS AND LIABILITIES - 0.2%			173,065

TOTAL NET ASSETS - 100.0%			$89,735,804

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(E)	In Default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

COMMON STOCK - 87.5%
	Shares	Value
Consumer Discretionary - 14.7%
American Eagle Outfitters Inc.	60,000	$ 788,400
Best Buy Co. Inc.	20,000	552,000
CarMax Inc.*	19,500	623,415
Kohl's Corp.	18,000	984,780
Staples Inc.	40,000	642,400
Target Corp.	20,000	1,029,800
		4,620,795
Energy - 16.5%
Apache Corp.	10,000	1,237,200
Noble Corp.*	21,000	774,270
Petroleo Brasileiro S.A., ADR	20,000	849,250
Schlumberger Ltd.	13,000	1,174,810
Southwestern Energy Co.*	26,000	1,158,560
		5,194,090
Financials - 12.8%
Bank of New York Mellon Corp./The	35,000	878,850
Morgan Stanley	37,000	823,250
State Street Corp.	20,000	829,400
T Rowe Price Group Inc.*	12,000	681,600
Wells Fargo & Co.	29,000	810,260
		4,023,360
Health Care - 15.3%
Celgene Corp.*	11,000	652,300
Community Health Systems Inc.*	27,000	697,680
Gilead Sciences Inc.*	24,000	1,016,640
Mylan Inc./PA*	20,000	455,600
Pfizer Inc.	15,000	288,600
Stryker Corp.	16,000	869,440
Teva Pharmaceutical Industries Ltd., ADR	18,000	839,520
		4,819,780
Industrials - 1.9%
Jacobs Engineering Group Inc.*		587,100

Information Technology - 26.3%
Adobe Systems Inc.*	35,000	970,200
Brocade Communications Systems Inc.*	120,000	657,600
Cisco Systems Inc.	55,000	878,350
eBay Inc.*	34,000	1,113,500
Google Inc., Class A*	3,000	1,811,070
Microsoft Corp.	43,000	1,178,200
Visa Inc., Class A	14,000	1,197,560
Yahoo! Inc.	35,000	458,500
		8,264,980

Total Common Stock (Cost $28,515,126)		27,510,105

INVESTMENT COMPANIES - 2.6%
iPATH S&P 500 VIX Short-Term Futures ETN*	35,000	819,350
Total Investment Companies (Cost $1,076,757)

Repurchase Agreement - 17.5%
With U.S. Bank National Association issued 7/29/11 at 0.01%, due
8/01/11, collateralized by $5,513,780 in Freddie Mac MBS #E01424
due 8/1/18. Proceeds at maturity are $5,513,781 (Cost $5,513,780)		5,513,780

TOTAL INVESTMENTS - 107.6% (Cost $35,105,662)		33,843,235
NET OTHER ASSETS AND LIABILITIES - (4.3)%		(1,364,373)
Total Call Options Written - (3.3%)		(1,029,385)

TOTAL ASSETS - 100%		$ 31,449,477

*Non-income producing
ADR-American Depository Receipt
ETN-Exchange Traded Note

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	130	October 2011	31.00	7,800
Adobe Systems Inc.	220	October 2011	33.00	5,940
American Eagle Outfitters Inc.	300	August 2011	14.00	6,000
Apache Corp.	100	October 2011	125.00	65,750
Bank of New York Mellon Corp./The	240	September 2011	31.00	480
Best Buy Co. Inc.	100	September 2011	33.00	1,500
Brocade Communications Systems Inc.	450	October 2011	7.00	5,850
CarMax Inc.	195	October 2011	28.00	95,550
Celgene Corp.	110	October 2011	60.00	28,930
Community Health Systems Inc.	156	September 2011	26.00	26,910
Community Health Systems Inc.	114	September 2011	27.00	14,820
eBay Inc.	90	October 2011	31.00	29,700
eBay Inc.	250	October 2011	33.00	53,750
Gilead Sciences Inc.	130	August 2011	44.00	5,655
Gilead Sciences Inc.	110	September 2011	44.00	15,015
Google Inc.	30	September 2011	560.00	158,100
Jacobs Engineering Group Inc.	150	October 2011	46.00	6,000
Kohl's Corp.	180	October 2011	55.00	47,700
Microsoft Corp.	230	October 2011	26.00	48,300
Microsoft Corp.	200	October 2011	27.00	29,600
Mylan Inc./PA	200	October 2011	23.00	27,800
Noble Corp.	150	September 2011	40.00	8,475
Noble Corp.	60	September 2011	41.00	2,220
Petroleo Brasileiro S.A.	150	October 2011	38.00	6,675
Pfizer Inc.	150	September 2011	20.00	4,950
Schlumberger Ltd.	130	August 2011	87.50	60,125
Southwestern Energy Co.	100	September 2011	44.00	26,000
Southwestern Energy Co.	160	September 2011	45.00	33,680
State Street Corp.	200	August 2011	45.00	4,200
Stryker Corp.	160	September 2011	60.00	4,400
Target Corp.	200	October 2011	52.50	36,200
Teva Pharmaceutical Industries Ltd.	180	September 2011	52.50	2,430
Visa Inc.	140	September 2011	77.50	130,200
Wells Fargo & Co.	290	October 2011	30.00	23,780
Yahoo! Inc.	350	October 2011	17.00	4,900
Total Call Options Written				$ 1,029,385
(Premiums received $1,157,379)

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 6.7%
Omnicom Group Inc.	48,278	$2,265,204
Target Corp.	44,000	2,265,560
Time Warner Inc.	45,780	1,609,625
TJX Cos. Inc.	33,295	1,841,213
Viacom Inc.	32,500	1,573,650

		9,555,252
Consumer Staples - 10.9%
Diageo PLC, ADR	19,699	1,600,347
Kraft Foods Inc., Class A	105,000	3,609,900
PepsiCo Inc.	63,815	4,086,712
Philip Morris International Inc.	21,364	1,520,476
Procter & Gamble Co./The	51,885	3,190,409
Sysco Corp.	52,994	1,621,086

		15,628,930
Energy - 13.9%
Apache Corp.	12,000	1,484,640
Canadian Natural Resources Ltd.	53,500	2,155,515
Chevron Corp.	47,042	4,893,309
ConocoPhillips	47,168	3,395,625
Noble Corp.	89,990	3,317,931
Occidental Petroleum Corp.	47,029	4,617,307

		19,864,327
Financials - 20.4%
American Express Co.	32,463	1,624,449
Arch Capital Group Ltd. *	83,237	2,813,411
Bank of New York Mellon Corp./The	147,052	3,692,476
Berkshire Hathaway Inc., Class B *	29,133	2,160,795
Brookfield Asset Management Inc., Class A	70,752	2,230,811
Markel Corp. *	3,700	1,481,554
Travelers Cos. Inc./The	48,139	2,653,903
US Bancorp	213,642	5,567,510
Wells Fargo & Co.	190,058	5,310,220
WR Berkley Corp.	55,084	1,696,036

		29,231,165
Health Care - 14.6%
Johnson & Johnson	88,786	5,752,445
Medtronic Inc.	73,526	2,650,612
Merck & Co. Inc.	130,682	4,460,177
Novartis AG, ADR	27,191	1,664,089
Pfizer Inc.	335,723	6,459,311

		20,986,634
Industrials - 11.5%
3M Co.	34,543	3,010,077
Boeing Co./The	23,000	1,620,810
Emerson Electric Co.	29,133	1,430,139
Illinois Tool Works Inc.	48,004	2,390,599
Lockheed Martin Corp.	30,243	2,290,303
Norfolk Southern Corp.	24,416	1,848,291
United Parcel Service Inc., Class B	20,809	1,440,399
Waste Management Inc.	78,798	2,481,349

		16,511,967
Information Technology - 12.2%
Broadridge Financial Solutions Inc.	73,000	1,683,380
Cisco Systems Inc. *	97,110	1,550,847
Intel Corp.	235,000	5,247,550

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

	International Business Machines Corp.	14,957	2,719,930
	Microsoft Corp.	146,220	4,006,428
	Western Union Co./The	116,532	2,261,886

			17,470,021
	Materials - 2.5%
	Air Products & Chemicals Inc.	25,804	2,289,589
	Nucor Corp.	31,908	1,240,902

			3,530,491
	Telecommunication Service - 2.5%
	AT&T Inc.	122,078	3,572,002
	Utilities - 2.1%
	Exelon Corp.	70,004	3,085,076

Total Common Stocks ( Cost $124,541,637 )			139,435,865
	INVESTMENT COMPANY - 2.7%
	State Street Institutional U.S. Government Money Market Fund	3,929,348	3,929,348

Total Investment Company ( Cost $3,929,348 )			3,929,348

TOTAL INVESTMENTS - 100.0% ( Cost $128,470,985 )			143,365,213
NET OTHER ASSETS AND LIABILITIES - 0.0%			(2,265)

TOTAL NET ASSETS - 100.0%			$143,362,948

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Consumer Discretionary - 12.1%
Amazon.com Inc. *	13,247	$2,947,722
CarMax Inc. *	66,356	2,121,401
Comcast Corp., Class A	85,342	2,049,915
Ctrip.com International Ltd., ADR *	18,757	864,698
Harley-Davidson Inc.	33,710	1,462,677
Omnicom Group Inc.	37,622	1,765,224
Panera Bread Co., Class A *	11,577	1,334,944
Starbucks Corp.	38,128	1,528,552
Yum! Brands Inc.	42,367	2,237,825

		16,312,958
Consumer Staples - 6.4%
Costco Wholesale Corp.	25,666	2,008,365
Diageo PLC, ADR	18,970	1,541,123
PepsiCo Inc.	78,456	5,024,322

		8,573,810
Energy - 12.7%
Apache Corp.	12,194	1,508,642
Ensco PLC, ADR	36,932	1,966,629
Occidental Petroleum Corp.	50,595	4,967,417
Petroleo Brasileiro S.A., ADR	95,710	3,251,269
Schlumberger Ltd.	39,538	3,573,049
Southwestern Energy Co. *	40,543	1,806,596

		17,073,602
Financials - 4.1%
Brookfield Asset Management Inc., Class A	54,302	1,712,142
IntercontinentalExchange Inc. *	19,027	2,346,029
T Rowe Price Group Inc.	26,073	1,480,947

		5,539,118
Health Care - 8.3%
Allergan Inc./United States	17,948	1,459,352
Allscripts Healthcare Solutions Inc. *	55,625	1,009,594
CareFusion Corp. *	96,821	2,555,106
Celgene Corp. *	77,254	4,581,162
Cerner Corp. *	22,615	1,503,671

		11,108,885
Industrials - 10.1%
3M Co.	16,435	1,432,146
Boeing Co./The	49,372	3,479,245
Emerson Electric Co.	62,205	3,053,643
Expeditors International of Washington Inc.	17,515	835,816
Roper Industries Inc.	20,085	1,639,539
Sensata Technologies Holding N.V. *	42,590	1,511,093
United Parcel Service Inc., Class B	24,465	1,693,467

		13,644,949
Information Technology - 41.2%
Communications Equipment - 7.1%
Acme Packet Inc. *	31,348	1,847,024
Aruba Networks Inc. *	50,898	1,168,109
Cisco Systems Inc. *	44,578	711,911
Juniper Networks Inc. *	29,538	690,894
QUALCOMM Inc.	65,844	3,606,934
Riverbed Technology Inc. *	55,776	1,596,867

		9,621,739

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Computers & Peripherals - 7.5%
	Apple Inc. *	20,442	7,982,192
	SanDisk Corp. *	50,170	2,133,730

			10,115,922
	Electronic Equipment, Instruments & Components - 0.5%
	FLIR Systems Inc. *	23,889	655,992
	Internet Software & Services - 7.6%
	Google Inc., Class A *	13,249	7,998,289
	OpenTable Inc. *	8,247	584,382
	Renren Inc., ADR *	146,154	1,582,848

			10,165,519
	IT Services - 9.4%
	Accenture PLC, Class A	49,434	2,923,527
	Global Payments Inc.	14,782	700,815
	Sapient Corp. *	47,408	659,919
	Visa Inc., Class A	97,721	8,359,054

			12,643,315
	Semiconductors & Semiconductor Equipment - 3.4%
	Cavium Inc. *	34,185	1,179,041
	Cree Inc. *	28,718	943,674
	First Solar Inc. *	10,710	1,266,243
	NXP Semiconductor N.V. *	62,149	1,229,307

			4,618,265
	Software - 5.7%
	Ariba Inc. *	22,084	730,318
	MICROS Systems Inc. *	13,970	684,111
	Microsoft Corp.	107,037	2,932,814
	Oracle Corp.	84,464	2,582,909
	Salesforce.com Inc. *	4,729	684,333

			7,614,485
	Materials - 2.7%
	Ecolab Inc.	45,382	2,269,100
	International Flavors & Fragrances Inc.	22,885	1,399,875

			3,668,975

Total Common Stocks ( Cost $117,176,812 )			131,357,534
	INVESTMENT COMPANY - 3.2%
	State Street Institutional U.S. Government Money Market Fund	4,283,124	4,283,124

Total Investment Company ( Cost $4,283,124 )			4,283,124

TOTAL INVESTMENTS - 100.8% ( Cost $121,459,936 )			135,640,658
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(1,094,402)

TOTAL NET ASSETS - 100.0%			$134,546,256

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.0%
Consumer Discretionary - 18.5%
Bed Bath & Beyond Inc. *	49,585	$2,900,227
CarMax Inc. *	77,464	2,476,524
Liberty Global Inc., Series C *	42,504	1,698,885
Omnicom Group Inc.	49,392	2,317,472
Staples Inc.	126,181	2,026,467
TJX Cos. Inc.	61,306	3,390,222

		14,809,797
Consumer Staples - 3.9%
Brown-Forman Corp., Class B	20,278	1,491,650
McCormick & Co. Inc.	33,185	1,614,450

		3,106,100
Energy - 4.5%
EOG Resources Inc.	16,101	1,642,302
Noble Corp.	54,518	2,010,078

		3,652,380
Financials - 26.6%
Capital Markets – 3.8%
Northern Trust Corp.	35,645	1,600,639
T Rowe Price Group Inc.	26,143	1,484,922

		3,085,561
Commercial Banks – 2.6%
Glacier Bancorp Inc.	59,087	776,403
M&T Bank Corp.	14,904	1,285,321

		2,061,724
Diversified Financial Services – 2.7%
Leucadia National Corp.	63,843	2,149,594
Insurance – 12.9%
Arch Capital Group Ltd. *	73,075	2,469,935
Brown & Brown Inc.	73,200	1,596,492
Markel Corp. *	8,966	3,590,166
WR Berkley Corp.	87,111	2,682,148

		10,338,741
Real Estate Management & Development – 4.6%
Brookfield Asset Management Inc., Class A	117,740	3,712,342
Health Care - 12.0%
CR Bard Inc.	16,585	1,636,608
DENTSPLY International Inc.	75,197	2,849,214
Laboratory Corp. of America Holdings *	29,278	2,657,271
Techne Corp.	32,520	2,464,691

		9,607,784
Industrials - 14.0%
Copart Inc. *	57,592	2,502,372
IDEX Corp.	52,103	2,161,233
Jacobs Engineering Group Inc. *	49,025	1,918,839
Ritchie Bros Auctioneers Inc.	27,928	764,948
Wabtec Corp.	31,497	2,032,186
Waste Management Inc.	57,929	1,824,184

		11,203,762

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

Information Technology - 9.8%
Amphenol Corp., Class A	27,783	1,358,311
Broadridge Financial Solutions Inc.	104,524	2,410,324
FLIR Systems Inc. *	62,077	1,704,634
Western Union Co./The	124,493	2,416,409

		7,889,678
Materials - 2.7%
Ecolab Inc.	43,603	2,180,150

Total Common Stocks ( Cost $63,173,299 )		73,797,613
INVESTMENT COMPANY - 6.8%
State Street Institutional U.S. Government Money Market Fund	5,477,214	5,477,214

Total Investment Company ( Cost $5,477,214 )		5,477,214

TOTAL INVESTMENTS - 98.8% ( Cost $68,650,513 )		79,274,827
NET OTHER ASSETS AND LIABILITIES - 1.2%		976,225

TOTAL NET ASSETS - 100.0%		$80,251,052

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 17.5%
	Arbitron Inc.	14,800	$578,976
	Bally Technologies Inc. *	6,100	240,523
	Cato Corp./The, Class A	21,100	587,002
	CEC Entertainment Inc. *	8,300	321,210
	Choice Hotels International Inc.	7,500	228,675
	Dress Barn Inc./The *	11,200	361,984
	Fred's Inc., Class A	18,000	237,240
	Helen of Troy Ltd. *	14,400	464,400
	Matthews International Corp., Class A	8,600	311,234
	Skechers U.S.A. Inc., Class A *	11,700	194,805
	Sonic Corp. *	27,500	294,250
	Stage Stores Inc.	34,600	615,880

			4,436,179
	Consumer Staples - 1.4%
	Casey's General Stores Inc.	7,800	351,000

	Energy - 5.1%
	Bristow Group Inc. *	5,700	276,336
	Georesources Inc. *	11,900	303,688
	Penn Virginia Corp.	16,500	216,480
	Scorpio Tankers Inc. *	20,400	150,756
	SEACOR Holdings Inc. *	3,500	351,260

			1,298,520
	Financials - 24.5%
	Alleghany Corp. *	734	241,787
	American Campus Communities Inc., REIT	6,600	245,652
	AMERISAFE Inc. *	11,300	243,063
	Ares Capital Corp.	28,200	455,148
	Assured Guaranty Ltd.	15,000	212,250
	Campus Crest Communities Inc., REIT	16,700	200,066
	Delphi Financial Group Inc., Class A	19,300	519,556
	DiamondRock Hospitality Co., REIT *	15,984	163,356
	Education Realty Trust Inc., REIT	28,200	247,596
	First Busey Corp.	40,230	208,794
	First Midwest Bancorp Inc.	31,400	374,288
	First Niagara Financial Group Inc.	18,580	227,605
	Flushing Financial Corp.	14,700	181,104
	Hancock Holding Co.	6,600	217,470
	International Bancshares Corp.	19,620	330,008
	Mack-Cali Realty Corp., REIT	4,700	156,369
	MB Financial Inc.	14,300	288,717
	Northwest Bancshares Inc.	35,000	430,150
	Platinum Underwriters Holdings Ltd.	9,400	322,890
	Primerica Inc.	15,400	332,948
	Webster Financial Corp.	22,400	457,408
	Westamerica Bancorporation	3,100	145,483

			6,201,708
	Health Care - 8.6%
	Amsurg Corp. *	15,900	404,337
	Charles River Laboratories International Inc. *	12,200	482,510
	Corvel Corp. *	5,400	249,210
	Haemonetics Corp. *	2,000	131,000
	ICON PLC, ADR *	24,700	551,551
	ICU Medical Inc. *	8,300	352,584

			2,171,192
	Industrials - 23.8%
	ACCO Brands Corp. *	35,600	305,092
	Acuity Brands Inc.	4,200	204,498
	Albany International Corp., Class A	18,800	499,516
	Belden Inc.	20,122	741,496
	Carlisle Cos. Inc.	18,300	791,109
	ESCO Technologies Inc.	9,000	312,120
	G&K Services Inc., Class A	6,700	228,269
	GATX Corp.	11,100	437,673
	Genesee & Wyoming Inc., Class A *	8,500	467,840
	Kirby Corp. *	8,600	501,552
	Mueller Industries Inc.	13,800	517,914
	Standard Parking Corp. *	12,100	201,344
	Sterling Construction Co. Inc. *	6,300	80,640
	Unifirst Corp.	2,500	137,125
	United Stationers Inc. *	18,300	587,247

			6,013,435
	Information Technology - 8.5%
	Coherent Inc. *	3,500	168,105
	Diebold Inc.	11,600	350,784
	Electronics for Imaging Inc. *	4,327	74,468
	MAXIMUS Inc.	13,200	509,916
	MTS Systems Corp.	7,400	291,634
	NAM TAI Electronics Inc.	13,100	76,635
	Websense Inc. *	15,500	351,540
	Zebra Technologies Corp., Class A *	8,200	328,000

			2,151,082
	Materials - 4.8%
	Aptargroup Inc.	7,400	377,770
	Deltic Timber Corp.	5,800	300,730
	Koppers Holdings Inc.	1,200	44,424
	Kraton Performance Polymers Inc. *	1,300	46,930
	Zep Inc.	24,300	455,625

			1,225,479
	Utilities - 5.4%
	Atmos Energy Corp.	8,600	287,498
	New Jersey Resources Corp.	4,750	207,147
	Unisource Energy Corp.	10,900	401,338
	Westar Energy Inc.	10,900	281,329
	WGL Holdings Inc.	5,200	201,812

			1,379,124

Total Common Stocks ( Cost $18,065,172 )			25,227,719
	INVESTMENT COMPANY - 0.5%
	State Street Institutional U.S. Government Money Market Fund	118,019	118,019

Total Investment Company ( Cost $118,019 )			118,019

TOTAL INVESTMENTS - 100.1% ( Cost $18,183,191 )			25,345,738
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(30,073)

TOTAL NET ASSETS - 100.0%			$25,315,665

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.9%
Australia - 3.8%
James Hardie Industries SE (A) *	128,380	$805,737
QBE Insurance Group Ltd. (A)	37,800	680,089
Telstra Corp. Ltd.	546,000	1,793,509

		3,279,335
Belgium - 2.5%
Anheuser-Busch InBev N.V. (A)	36,933	2,128,644
Brazil - 3.7%
Banco do Brasil S.A.	66,959	1,135,089
Cielo S.A.	46,000	1,278,396
MRV Engenharia e Participacoes S.A.	104,100	771,931

		3,185,416
Canada - 1.8%
Potash Corp. of Saskatchewan Inc.	13,900	802,474
Rogers Communications Inc.	18,700	713,984

		1,516,458
China - 0.8%
Weichai Power Co. Ltd. (A)	127,100	695,908
Finland - 1.0%
Sampo OYJ (A)	27,400	833,161
France - 11.0%
BNP Paribas (A)	20,898	1,351,057
Danone (A)	20,010	1,423,769
Sanofi-Aventis S.A. (A)	30,249	2,348,175
Technip S.A. (A)	10,980	1,196,817
Total S.A. (A)	29,231	1,575,547
Valeo S.A. (A) *	25,300	1,546,674

		9,442,039
Germany - 6.9%
Bayerische Motoren Werke AG	18,692	1,875,262
Merck KGaA (A)	11,400	1,218,351
SAP AG	15,400	965,787
Siemens AG	14,374	1,846,054

		5,905,454
Hong Kong - 1.2%
AIA Group Ltd. (A) *	278,200	1,020,411
Ireland - 0.7%
Ryanair Holdings PLC, ADR	21,300	579,147
Italy - 0.9%
Atlantia SpA (A)	44,277	817,766

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

Japan - 20.0%
Asics Corp.	35,590	542,275
Canon Inc. (A)	35,100	1,706,936
Daito Trust Construction Co. Ltd.	25,240	2,432,692
Don Quijote Co. Ltd.	36,500	1,256,888
eAccess Ltd.	884	391,562
FANUC Corp. (A)	5,900	1,117,694
Honda Motor Co. Ltd. (A)	36,400	1,453,576
JS Group Corp.	60,100	1,504,354
JX Holdings Inc.	120,900	874,733
Mitsubishi Corp. (A)	30,900	829,402
Mitsubishi Estate Co. Ltd. (A)	53,500	960,650
Sumitomo Mitsui Financial Group Inc. (A)	32,900	1,038,636
Yahoo! Japan Corp. (A)	3,858	1,367,302
Yamada Denki Co. Ltd.	20,370	1,627,272

		17,103,972
Netherlands - 1.4%
ING Groep N.V. (A) *	109,550	1,171,978
New Zealand - 1.5%
Telecom Corp. of New Zealand Ltd. (A)	554,600	1,273,495
Norway - 0.9%
Aker Solutions ASA (A) *	46,500	813,125
Russia - 1.5%
Sberbank of Russia	365,500	1,338,461
South Korea - 1.0%
Samsung Electronics Co. Ltd., GDR (A) (B)	2,200	871,490
Spain - 1.3%
Amadeus IT Holding S.A. (A) *	54,200	1,089,022
Sweden - 2.1%
Assa Abloy AB (A)	26,400	676,803
Swedbank AB (A)	65,900	1,153,356

		1,830,159
Switzerland - 5.9%
Julius Baer Group Ltd. (A) *	23,500	990,398
Novartis AG (A)	45,285	2,776,087
UBS AG (A) *	77,500	1,279,948

		5,046,433
Turkey - 0.7%
Turkiye Garanti Bankasi AS, ADR	135,500	604,330

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

United Kingdom - 26.3%
BG Group PLC (A)		25,851	608,065
BHP Billiton PLC (A)		51,500	1,934,927
British American Tobacco PLC (A)		35,426	1,632,725
Diageo PLC (A)		44,770	910,259
GlaxoSmithKline PLC (A)		103,200	2,302,840
Informa PLC (A)		212,298	1,398,553
International Power PLC (A)		144,806	723,383
Prudential PLC (A)		108,287	1,217,319
Rexam PLC (A)		197,201	1,197,673
Royal Dutch Shell PLC (A)		52,800	1,923,889
Standard Chartered PLC (A)		62,165	1,580,491
Tullow Oil PLC (A)		33,230	665,843
Unilever PLC		54,800	1,752,256
Vodafone Group PLC (A)		323,123	910,554
WM Morrison Supermarkets PLC (A)		227,600	1,082,108
WPP PLC (A)		86,163	972,669
Xstrata PLC (A)		80,300	1,687,232

			22,500,786

Total Common Stocks ( Cost $67,347,928 )			83,046,990
INVESTMENT COMPANY - 1.2%
United States - 1.2%
State Street Institutional U.S. Government Money Market Fund		1,011,809	1,011,809

Total Investment Company ( Cost $1,011,809 )			1,011,809

TOTAL INVESTMENTS - 98.1% ( Cost $68,359,737 )			84,058,799
NET OTHER ASSETS AND LIABILITIES - 1.9%			1,589,480

TOTAL NET ASSETS - 100.0%			$85,648,279

*	Non-income producing.
(A)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 2).
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL NET ASSETS
United Kingdom	26%
Japan	20%
France	11%
Germany	7%
Switzerland	6%
Australia	4%
Brazil	4%
Belgium	2%
Canada	2%
Russia	2%
Sweden	2%
China	1%
Finland	1%
Hong Kong	1%
Ireland	1%
Italy	1%
Netherlands	1%
New Zealand	1%
Norway	1%
South Korea	1%
Spain	1%
Turkey	1%
United States	1%
Net Other Assets & Liabilities	2%
100%

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2011

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by MEMBERS Mutual Funds (the “Trust”) or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Total net assets are determined by adding the total current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities.  Because the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.  Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.

Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund where they are valued at the mean of the best bid and ask prices across all option exchanges.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

MEMBERS Mutual Funds | July 31, 2011

Notes to Portfolios of Investments (unaudited)

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bid, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the funds to measure fair value for the period ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2011 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/2011
Conservative Allocation1	$49,901,818	$ -	$ -	$49,901,818
Moderate Allocation1	119,127,387	-	-	119,127,387
Aggressive Allocation1	42,859,166	-	-	42,859,166
Cash Reserves2	636,712	12,824,164	-	13,460,876
Bond
Asset Backed	-	2,287,191	-	2,287,191
Corporate Notes and Bonds	-	35,727,288	-	35,727,288
Mortgage Backed	-	23,750,324	-	23,750,324
U.S. Government and Agency Obligations	-	114,533,372	-	114,533,372
Investment Companies	3,676,086	-	-	3,676,086
	3,676,086	176,298,175	-	179,974,261
High Income
Corporate Notes and Bonds	-	100,759,573	-	100,759,573
Preferred Stock	661,163	-	-	661,163
Investment Companies	2,422,328	-	-	2,422,328
	3,083,491	100,759,573	-	103,843,064
Diversified Income
Common Stocks	48,312,844	-	-	48,312,844
Asset Backed	-	1,118,346	-	1,118,346
Corporate Notes and Bonds	-	15,230,703	-	15,230,703
Mortgage Backed	-	9,256,811	-	9,256,811
U.S. Government and Agency Obligations	-	10,174,294	-	10,174,294
Investment Companies	5,469,741	-	-	5,469,741
	53,782,585	35,780,154	-	89,562,739
Equity Income
Assets:
Common Stocks	27,510,105	-	-	27,510,105
Investment Companies	819,350	-	-	819,350
Repurchase Agreement	-	5,513,780	-	5,513,780
	28,329,455	5,513,780	-	33,843,235
Liabilities:
Options Written	1,029,385	-	-	1,029,385
Large Cap Value1	143,365,213	-	-	143,365,213
Large Cap Growth1	135,640,658	-	-	135,640,658
Mid Cap1	79,274,827	-	-	79,274,827
Small Cap1	25,345,738	-	-	25,345,738
International Stock
Common Stocks
Australia	-	2,040,053	-	2,040,053
Belgium	-	2,032,592	-	2,032,592
Brazil	2,527,345	-	-	2,527,345
Canada	1,795,326	-	-	1,795,326
China	-	1,074,846	-	1,074,846
Denmark	-	1,211,317	-	1,211,317
Finland	-	968,469	-	968,469
France	-	10,603,709	-	10,603,709
Germany	-	4,477,181	-	4,477,181
Hong Kong	-	1,140,649	-	1,140,649
Israel	-	934,515	-	934,515
Italy	-	1,147,321	-	1,147,321
Japan	-	18,734,471	-	18,734,471
Mexico	760,296	-	-	760,296
Netherlands	-	2,778,136	-	2,778,136
Norway	-	951,765	-	951,765
Russia	-	951,300	-	951,300
Singapore	-	884,439	-	884,439
South Korea	-	2,030,263	-	2,030,263
Spain	-	1,348,717	-	1,348,717
Sweden	-	868,024	-	868,024
Switzerland	-	5,143,169	-	5,143,169
Turkey	-	716,800	-	716,800
United Kingdom	-	28,456,605	-	28,456,605
Investment Companies	3,126,791	-	-	3,126,791
	8,209,758	88,494,341	-	96,704,099

1  At July 31, 2011 all investments are Level 1.
2 At July 31, 2011 all Level 2 securities held are Short Term Investments.

The funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provide guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross  in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010.  For the period ended July 31, 2011, none of the funds had securities that transferred between classification levels.

Derivatives: The funds adopted guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$ -	Options Written	$1,029,385

3. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At July 31, 2011, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at July 31, 2011, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost

Bond Fund
American Association of Retired Persons	5/16/02	$793,402
ERAC USA Finance LLC	12/16/04	629,355
WM Wrigley Jr. Co.	6/21/10	1,239,008

		$2,661,765

High Income Fund
Gulfmark Offshore	Various	$200,452

Diversified Income Fund
American Association of Retired Persons	5/16/02	$793,403
ERAC USA Finance LLC	12/16/04	355,722
WM Wrigley Jr. Co.	6/21/10	279,776

		$1,428,901

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer
Date: September 20, 2011

By: (signature)

Greg Hoppe, Treasurer
Date: September 20, 2011